Document and Entity Information	May 15, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 15, 2025
Entity Registrant Name	VERRA MOBILITY CORPORATION
Entity Central Index Key	0001682745
Entity Emerging Growth Company	false
Entity File Number	1-37979
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3563824
Entity Address, Address Line One	1150 N. Alma School Road
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85201
City Area Code	480
Local Phone Number	443-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VRRM
Security Exchange Name	NASDAQ
Amendment Description	On May 15, 2025, Verra Mobility Corporation (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Report”). The Company is filing this amendment to the Original Report (this “Amendment”) solely for the purpose of adding the item number and caption for Item 2.03, which were inadvertently omitted from the Original Report, and incorporating by reference disclosure set forth under Item 1.01 in the Original Report into Item 2.03. This Amendment hereby amends the Original Report and, except as set forth herein, no other amendments to the Original Report are made hereby. The full text of the Original Report is repeated in this Amendment for convenience.